Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited)

Asset-Backed Securities — 1.8%

Security	Principal Amount (000's omitted)	Value
FMC Issuer Trust-FMSR, Series 2024-FT1, Class A, 6.559%, 9/25/29(1)	$3,000	$ 2,956,359
Pagaya AI Technology in Housing Trust, Series 2023-1, Class F, 3.60%, 10/25/40(1)	1,000	898,794
Saluda Grade Alternative Mortgage Trust, Series 2025-NPL2, Class A1, 7.774% to 4/25/28, 5/25/30(1)(2)	1,700	1,696,092
VINE Trust, Series 2023-SFR1, Class E1, 4.75%, 12/17/40(1)	2,000	1,917,227
Total Asset-Backed Securities (identified cost $7,051,074)		$ 7,468,472

Collateralized Mortgage Obligations — 64.1%

Security	Principal Amount (000's omitted)	Value
Cascade MH Asset Trust, Series 2022-MH1, Class A, 4.25% to 7/25/27, 8/25/54(1)(2)	$1,151	$ 1,130,578
Champs Trust:
Series 2024-1, Class A, 11.105%, 7/25/59(1)(3)	1,756	1,793,936
Series 2024-2, Class A, 7.997%, 11/25/59(1)(3)	1,307	1,342,887
Series 2024-3, Class A, 9.05%, 1/25/60(1)(3)	848	872,987
Series 2025-2, Class A, 7.904%, 10/25/60(1)(3)	2,712	2,803,291
CHNGE Mortgage Trust:
Series 2023-1, Class A1, 7.065%, 3/25/58(1)(3)	198	197,672
Series 2023-2, Class A3, 7.436% to 8/25/26, 6/25/58(1)(2)	709	709,033
EFMT, Series 2025-NQM3, Class B2, 7.225%, 8/25/70(1)(3)	2,330	2,300,043
FARM Mortgage Trust, Series 2023-1, Class B, 3.036%, 3/25/52(1)(3)	2,771	2,081,047
Federal Home Loan Mortgage Corp.:
Series 2075, Class PH, 6.50%, 8/15/28	5	4,721
Series 2091, Class ZC, 6.00%, 11/15/28	15	15,063
Series 2102, Class Z, 6.00%, 12/15/28	4	3,812
Series 2115, Class K, 6.00%, 1/15/29	7	6,785
Series 2142, Class Z, 6.50%, 4/15/29	13	13,311
Series 4107, Class SA, 0.431%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(4)	419	246,318
Series 4107, Class SB, 0.431%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(4)	208	120,346
Series 4107, Class SC, 0.431%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(4)	500	288,589
Series 4107, Class SD, 0.431%, (2.506% - 30-day SOFR Average x 0.571), 9/15/42(4)	373	215,564
Series 4204, Class AF, 4.747%, (30-day SOFR Average + 1.114%), 5/15/43(5)	540	514,114
Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.: (continued)
Series 4259, Class UE, 2.50%, 5/15/43	$119	$ 116,174
Series 4623, Class SK, 0.895%, (3.49% - 30-day SOFR Average x 0.714), 10/15/46(4)	259	116,191
Series 4938, Class KZ, 2.50%, 12/25/49	697	406,727
Series 5031, Class Z, 2.50%, 10/25/50	1	281
Series 5039, Class ZJ, 2.00%, 11/25/50	106	45,015
Series 5071, Class CS, 0.00%, (3.30% - 30-day SOFR Average, Floor 0.00%), 2/25/51(4)	1,266	488,635
Series 5093, Class Z, 3.00%, 1/25/51	0(6)	40
Series 5101, Class EZ, 2.00%, 3/25/51	578	320,568
Series 5104, Class WZ, 3.00%, 4/25/51	140	82,699
Series 5114, Class ZH, 3.00%, 5/25/51	62	32,683
Series 5123, Class JZ, 2.00%, 7/25/51	116	54,781
Series 5129, Class HZ, 1.25%, 4/25/50	173	67,660
Series 5300, Class EY, 6.00%, 12/25/52	2,000	2,050,281
Series 5324, Class MZ, 6.00%, 7/25/53	3,999	4,079,330
Series 5381, Class Z, 5.50%, 2/25/54	4,588	4,444,440
Series 5391, Class EZ, 5.50%, 3/25/54	4,567	4,497,511
Series 5453, Class DZ, 5.50%, 9/25/54	4,444	4,362,264
Series 5478, Class SG, 7.555%, (15.51% - 30-day SOFR Average x 2.20), 12/25/54(4)	1,677	1,593,816
Series 5481, Class HZ, 5.50%, 12/25/54	1,644	1,601,262
Series 5491, Class CZ, 5.50%, 1/25/55	1,636	1,601,924
Series 5500, Class ZG, 5.50%, 10/25/54	4,343	4,238,981
Series 5508, Class SC, 10.152%, (21.00% - 30-day SOFR Average x 3.00), 2/25/55(4)	2,858	2,977,884
Series 5535, Class MB, 7.666%, (30-day SOFR Average + 4.05%), 5/25/55(5)	2,459	2,474,902
Series 5563, Class TB, 8.25%, (21.15% - 30-day SOFR Average x 3.00), 6/25/55(4)	2,156	2,158,335
Series 5563, Class TV, 8.16%, (21.06% - 30-day SOFR Average x 3.00), 8/25/55(4)	2,141	2,149,982
Series 5660, Class SC, 8.618%, (18.563% - 30-day SOFR Average x 2.75), 5/25/56(4)	1,988	2,023,128
Series 5662, Class SA, 8.105%, (16.06% - 30-day SOFR Average x 2.20), 5/25/56(4)	1,940	1,952,008
Interest Only:(7)
Series 362, Class C12, 4.00%, 12/15/47	1,625	324,464
Series 4749, Class IL, 4.00%, 12/15/47	588	119,040
Series 4756, Class KI, 4.00%, 1/15/48	652	128,683
Series 4768, Class IO, 4.00%, 3/15/48	466	93,962
Series 4772, Class PI, 4.00%, 1/15/48	691	136,634
Series 4966, Class SY, 2.319%, (5.936% - 30-day SOFR Average), 4/25/50(4)	1,638	172,209
Series 5008, Class IE, 2.00%, 9/25/50	3,709	450,754
Series 5010, Class I, 2.00%, 9/25/50	2,792	341,322
Series 5010, Class IN, 2.00%, 9/25/50	1,948	236,702
Series 5010, Class NI, 2.00%, 9/25/50	2,334	295,028
Series 5016, Class UI, 2.00%, 9/25/50	2,258	274,348

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 5017, Class DI, 2.00%, 9/25/50	$3,951	$ 480,109
Series 5024, Class CI, 2.00%, 10/25/50	4,212	511,369
Series 5025, Class GI, 2.00%, 10/25/50	952	117,285
Series 5028, Class TI, 2.00%, 10/25/50	1,150	103,951
Series 5038, Class DI, 2.00%, 11/25/50	5,969	722,840
Series 5051, Class S, 0.00%, (3.60% - 30-day SOFR Average, Floor 0.00%), 12/25/50(4)	3,658	63,017
Series 5070, Class CI, 2.00%, 2/25/51	6,905	890,979
Principal Only:(8)
Series 246, Class PO, 0.00%, 5/15/37	827	679,395
Series 3435, Class PO, 0.00%, 4/15/38	786	641,479
Series 4239, Class OU, 0.00%, 7/15/43	319	193,967
Federal Home Loan Mortgage Corp. STACR REMICS Trust:
Series 2019-HQA3, Class B2, 11.231%, (30-day SOFR Average + 7.614%), 9/25/49(1)(5)	1,000	1,115,150
Series 2022-DNA4, Class B2, 13.866%, (30-day SOFR Average + 10.25%), 5/25/42(1)(5)	2,000	2,138,800
Federal National Mortgage Association:
Series 2001-81, Class HE, 6.50%, 1/25/32	89	91,827
Series 2012-133, Class WS, 0.67%, (3.696% - 30-day SOFR Average x 0.833), 12/25/42(4)	305	186,970
Series 2012-134, Class ZT, 2.00%, 12/25/42	1,148	817,592
Series 2013-6, Class TY, 1.50%, 2/25/43	895	630,346
Series 2013-58, Class SC, 0.404%, (5.828% - 30-day SOFR Average x 1.50), 6/25/43(4)	323	178,422
Series 2020-63, Class ZN, 3.00%, 9/25/50	103	55,180
Series 2023-12, Class LW, 6.00%, 4/25/53	2,000	2,051,305
Series 2023-13, Class LY, 6.00%, 4/25/53	2,000	2,050,307
Series 2023-14, Class EL, 6.00%, 4/25/53	7,000	7,172,848
Series 2024-105, Class KT, 0.125%, 1/25/55	2,531	1,988,607
Series 2025-7, Class EZ, 5.50%, 2/25/55	1,629	1,576,361
Series 2025-12, Class FM, 7.616%, (30-day SOFR Average + 4.00%), 3/25/55(5)	845	851,849
Series 2025-85, Class TH, 7.20%, (21.30% - 30-day SOFR Average x 3.00), 10/25/55(4)	3,497	3,475,099
Series 2025-85, Class TN, 6.60%, (36.60% - 30-day SOFR Average x 6.00, Cap 6.60%), 10/25/55(4)	2,254	2,156,105
Series 2026-30, Class SA, 8.343%, (18.288% - 30-day SOFR Average x 2.75), 5/25/56(4)	1,940	1,915,593
Series 2026-34, Class SA, 7.995%, (15.95% - 30-day SOFR Average x 2.20), 5/25/56(4)	1,954	1,941,623
Interest Only:(7)
Series 2017-66, Class TI, 0.05%, (5.936% - 30-day SOFR Average, Cap 0.05%), 10/25/42(4)	8,636	23,288
Series 2018-21, Class IO, 3.00%, 4/25/48	1,841	291,630
Series 2019-1, Class SA, 1.669%, (5.286% - 30-day SOFR Average), 2/25/49(4)	940	43,092
Series 2020-23, Class SP, 2.319%, (5.936% - 30-day SOFR Average), 2/25/50(4)	1,698	178,656
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2020-45, Class HI, 2.50%, 7/25/50	$2,561	$ 370,958
Series 2020-45, Class IJ, 2.50%, 7/25/50	3,975	567,624
Series 2020-73, Class NI, 2.00%, 10/25/50	600	74,042
Series 2021-3, Class KI, 2.50%, 2/25/51	5,528	806,129
Series 2021-3, Class LI, 2.50%, 2/25/51	5,400	772,737
Series 2021-4, Class AI, 2.00%, 12/25/49	7,875	906,480
Series 2021-10, Class EI, 2.00%, 3/25/51	3,244	428,465
Series 2026-54, Class SB, 1.834%, (5.45% - 30-day SOFR Average), 7/25/56(4)	19,882	973,435
Principal Only:(8)
Series 379, Class 1, 0.00%, 5/25/37	537	440,884
Series 2014-9, Class DO, 0.00%, 2/25/43	451	368,558
Series 2014-17, Class PO, 0.00%, 4/25/44	786	561,628
Series 2023-55, Class OE, 0.00%, 11/25/53	3,063	2,434,447
Government National Mortgage Association:
Series 2016-168, Class JS, 0.267%, (4.336% - 1 mo. SOFR x 1.116), 11/20/46(4)	32	15,412
Series 2020-84, Class BZ, 2.50%, 6/20/50	730	369,103
Series 2021-1, Class ZD, 3.00%, 1/20/51	147	82,753
Series 2021-49, Class VZ, 2.50%, 3/20/51	2	1,100
Series 2021-77, Class ZG, 3.00%, 7/20/50	51	28,860
Series 2021-114, Class JZ, 3.00%, 6/20/51	199	110,390
Series 2021-121, Class ZE, 2.50%, 7/20/51	39	17,646
Series 2021-131, Class ZN, 3.00%, 7/20/51	327	203,949
Series 2021-137, Class GZ, 2.50%, 8/20/51	2,230	1,313,384
Series 2021-139, Class ZJ, 2.50%, 8/20/51	1,826	1,057,682
Series 2021-156, Class GZ, 3.00%, 9/20/51	1,817	1,240,917
Series 2021-214, Class LZ, 3.00%, 12/20/51	1,147	777,518
Series 2022-173, Class S, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 10/20/52(4)	1,007	1,031,148
Series 2022-189, Class US, 9.455%, (22.733% - 30-day SOFR Average x 3.667), 11/20/52(4)	1,204	1,237,799
Series 2022-195, Class AS, 9.726%, (23.125% - 30-day SOFR Average x 3.70), 11/20/52(4)	680	710,158
Series 2022-197, Class SW, 7.629%, (16.32% - 30-day SOFR Average x 2.40), 11/20/52(4)	871	854,899
Series 2023-53, Class AL, 5.50%, 4/20/53	4,000	4,022,010
Series 2023-53, Class SE, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 4/20/53(4)	1,357	1,373,831
Series 2023-63, Class LB, 6.00%, 5/20/53	3,000	3,083,971
Series 2023-63, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	913	922,688
Series 2023-64, Class LB, 6.00%, 5/20/53	1,224	1,258,054
Series 2023-65, Class G, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	1,349	1,372,561
Series 2023-65, Class SB, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	1,031	1,033,778
Series 2023-66, Class S, 9.272%, (22.55% - 30-day SOFR Average x 3.667), 5/20/53(4)	457	461,234

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association: (continued)
Series 2023-82, Class AL, 6.00%, 6/20/53	$6,000	$ 6,163,333
Series 2023-84, Class MW, 6.00%, 6/20/53	3,500	3,570,187
Series 2023-84, Class SN, 9.097%, (22.387% - 30-day SOFR Average x 3.67), 6/20/53(4)	916	918,099
Series 2023-96, Class BL, 6.00%, 7/20/53	2,500	2,568,970
Series 2023-96, Class DB, 6.00%, 7/20/53	2,500	2,568,483
Series 2023-97, Class CB, 6.00%, 7/20/53	2,841	2,918,634
Series 2023-98, Class BW, 6.00%, 7/20/53	1,500	1,541,145
Series 2023-98, Class JB, 6.00%, 7/20/53	3,000	3,082,497
Series 2023-99, Class AL, 6.00%, 7/20/53	4,000	4,109,620
Series 2023-117, Class JB, 6.00%, 8/20/53	2,000	2,055,407
Series 2023-150, Class AS, 13.585%, (27.528% - 30-day SOFR Average x 3.85), 10/20/53(4)	719	814,116
Series 2023-164, Class EL, 6.00%, 11/20/53	5,000	5,131,666
Series 2023-164, Class LD, 6.50%, 11/20/53	4,778	4,994,064
Series 2023-165, Class DY, 6.00%, 11/20/53(9)	9,496	9,731,975
Series 2023-165, Class EY, 6.50%, 11/20/53(9)	19,000	19,871,629
Series 2023-173, Class AX, 6.00%, 11/20/53	5,000	5,131,672
Series 2023-182, Class EL, 6.00%, 12/20/53	2,500	2,567,125
Series 2024-148, Class LZ, 5.50%, 9/20/54	2,212	2,131,804
Series 2024-196, Class Z, 5.50%, 12/20/54	1,091	1,050,185
Series 2025-62, Class FM, 7.821%, (30-day SOFR Average + 4.20%), 4/20/55(5)	1,027	1,050,330
Series 2025-63, Class FT, 8.00%, (26.40% - 30-day SOFR Average x 4.00, Cap 8.00%), 4/20/55(4)	1,094	1,088,410
Series 2025-82, Class FL, 8.121%, (30-day SOFR Average + 4.50%), 5/20/55(5)	1,190	1,192,735
Series 2025-83, Class MU, 7.921%, (30-day SOFR Average + 4.30%), 4/20/55(5)	548	551,283
Series 2025-90, Class MB, 7.921%, (30-day SOFR Average + 4.30%), 5/20/55(5)	2,192	2,205,134
Series 2025-98, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(4)	2,489	2,560,849
Series 2025-105, Class TM, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 6/20/55(4)	2,489	2,548,582
Series 2025-114, Class GT, 8.40%, (21.30% - 30-day SOFR Average x 3.00), 7/20/55(4)	2,497	2,555,543
Series 2025-139, Class MT, 6.921%, (30-day SOFR Average + 3.30%), 4/20/55(5)	979	1,001,857
Series 2025-174, Class TC, 7.60%, (26.40% - 30-day SOFR Average x 4.00), 10/20/55(4)	1,842	1,838,921
Series 2026-5, Class QS, 10.332%, (30.25% - 30-day SOFR Average x 5.50), 1/20/56(4)	7,344	7,551,025
Series 2026-44, Class LS, 9.638%, (22.917% - 30-day SOFR Average x 3.667), 3/20/56(4)	3,948	4,026,065
Series 2026-63, Class SW, 9.275%, (21.95% - 30-day SOFR Average x 3.50), 4/20/56(4)	3,966	4,030,106
Interest Only:(7)
Series 2013-66, Class IE, 0.05%, (6.636% - 1 mo. SOFR x 1.00, Cap 0.05%), 7/20/42(4)	4,679	9,012
Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2014-94, Class IC, 0.10%, (6.286% - 1 mo. SOFR x 1.00, Cap 0.10%), 9/20/35(4)	$6,143	$ 16,657
Series 2014-100, Class VI, 0.15%, (6.486% - 1 mo. SOFR x 1.00, Cap 0.15%), 5/20/40(4)	2,830	12,692
Series 2014-139, Class BI, 0.25%, (6.536% - 1 mo. SOFR x 1.00, Cap 0.25%), 11/20/37(4)	1,192	5,692
Series 2018-127, Class SG, 2.466%, (6.136% - 1 mo. SOFR), 9/20/48(4)	2,124	198,921
Series 2019-27, Class SA, 2.266%, (5.936% - 1 mo. SOFR), 2/20/49(4)	1,435	126,966
Series 2019-38, Class SQ, 2.266%, (5.936% - 1 mo. SOFR), 3/20/49(4)	1,871	176,693
Series 2019-43, Class BS, 2.266%, (5.936% - 1 mo. SOFR), 4/20/49(4)	2,666	231,981
Series 2020-32, Class KI, 3.50%, 3/20/50	2,981	468,002
Series 2020-65, Class MI, 2.50%, 12/20/49	2,072	262,908
Series 2020-97, Class MI, 2.50%, 3/20/50	1,386	187,682
Series 2020-146, Class IQ, 2.00%, 10/20/50	8,423	1,054,083
Series 2020-146, Class QI, 2.00%, 10/20/50	4,495	556,976
Series 2020-149, Class NI, 2.50%, 10/20/50	8,934	1,365,964
Series 2020-165, Class UI, 2.00%, 11/20/50	3,724	454,820
Series 2020-167, Class KI, 2.00%, 11/20/50	5,859	734,117
Series 2020-167, Class YI, 2.00%, 11/20/50	4,723	591,706
Series 2020-173, Class DI, 2.00%, 11/20/50	7,016	878,433
Series 2020-181, Class TI, 2.00%, 12/20/50	12,029	1,510,054
Series 2021-23, Class TI, 2.50%, 2/20/51	5,583	840,649
Series 2021-56, Class SD, 0.00%, (2.30% - 30-day SOFR Average, Floor 0.00%), 9/20/50(4)	3,549	14,545
Series 2021-114, Class MI, 3.00%, 6/20/51	3,740	635,086
Series 2021-122, Class NI, 3.00%, 7/20/51	2,573	443,649
Series 2021-125, Class SA, 0.00%, (3.636% - 1 mo. SOFR, Floor 0.00%), 7/20/51(4)	3,209	51,917
Series 2021-131, Class QI, 3.00%, 7/20/51	4,655	596,356
Series 2021-140, Class YS, 0.00%, (1.586% - 1 mo. SOFR, Floor 0.00%), 8/20/51(4)	2,744	4,533
Series 2021-175, Class AS, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(4)	13,888	25,877
Series 2021-175, Class SB, 0.00%, (1.686% - 1 mo. SOFR, Floor 0.00%), 10/20/51(4)	7,041	13,099
Series 2021-193, Class IU, 3.00%, 11/20/49	10,328	1,476,488
Series 2021-193, Class YS, 0.00%, (2.45% - 30-day SOFR Average, Floor 0.00%), 11/20/51(4)	6,583	35,668
Series 2021-196, Class GI, 3.00%, 11/20/51	4,909	804,435
Series 2022-119, Class CS, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 7/20/52(4)	33,334	176,560
Series 2022-126, Class AS, 0.069%, (3.69% - 30-day SOFR Average), 7/20/52(4)	9,940	111,341
Series 2022-135, Class SA, 0.00%, (3.00% - 30-day SOFR Average, Floor 0.00%), 6/20/52(4)	13,953	93,423
Series 2023-13, Class SA, 1.779%, (5.40% - 30-day SOFR Average), 1/20/53(4)	2,367	92,584

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Interest Only: (continued)
Series 2023-19, Class SD, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(4)	$2,115	$ 146,762
Series 2023-20, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(4)	2,210	151,944
Series 2023-22, Class ES, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(4)	3,340	229,621
Series 2023-22, Class SA, 2.079%, (5.70% - 30-day SOFR Average), 2/20/53(4)	1,482	69,474
Series 2023-24, Class SB, 1.529%, (5.15% - 30-day SOFR Average), 2/20/53(4)	6,679	239,847
Series 2023-24, Class SG, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(4)	3,340	229,621
Series 2023-32, Class SA, 2.679%, (6.30% - 30-day SOFR Average), 2/20/53(4)	6,262	430,538
Series 2023-38, Class LS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(4)	2,067	139,358
Series 2023-47, Class HS, 2.679%, (6.30% - 30-day SOFR Average), 3/20/53(4)	682	45,988
Series 2023-47, Class SC, 2.629%, (6.25% - 30-day SOFR Average), 3/20/53(4)	1,038	69,021
Series 2023-89, Class SE, 2.429%, (6.05% - 30-day SOFR Average), 6/20/53(4)	19,200	1,076,296
Series 2024-64, Class EI, 6.50%, 4/20/64	2,451	468,749
Series 2026-119, Class KS, 1.866%, (5.50% - 30-day SOFR Average), 7/20/56(4)	15,000	871,931
Series 2026-121, Class GS, 1.938%, (5.55% - 30-day SOFR Average), 7/20/66(4)	10,000	334,234
Series 2026-121, Class SG, 1.888%, (5.50% - 30-day SOFR Average), 7/20/66(4)	10,000	326,393
JPM Lending Facility, 9.981%, (SOFR + 7.00%), 7/15/29(5)	2,888	2,880,608
Mello Warehouse Securitization Trust, Series 2025-1, Class F, 10.224%, (1 mo. SOFR + 6.50%), 5/25/59(1)(5)	2,000	2,010,401
Unison Trust, Series 2021-1, Class A, 6.50%, 4/25/50(1)(3)	7,788	6,699,971
Total Collateralized Mortgage Obligations (identified cost $281,926,641)		$271,593,795

Government National Mortgage Association Participation Agreements — 3.6%

Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, 5.48%, 1/1/59(10)	$12,484	$ 12,539,923
Security	Principal Amount (000's omitted)	Value
Government National Mortgage Association Participation Agreements, Mezzanine Tranche, 7.831%, 9/10/27	$2,670	$ 2,691,825
Total Government National Mortgage Association Participation Agreements (identified cost $15,153,727)		$ 15,231,748

U.S. Government Agency Commercial Mortgage-Backed Securities — 0.5%

Security	Principal Amount (000's omitted)	Value
FRESB Mortgage Trust:
Interest Only:(7) Series 2021-SB91, Class X1, 0.655%, 8/25/41(3)	$4,079	$ 98,226
Government National Mortgage Association:
Interest Only:(7)
Series 2021-101, Class IO, 0.662%, 4/16/63(3)	7,687	385,530
Series 2021-132, Class IO, 0.71%, 4/16/63(3)	7,993	406,263
Series 2021-144, Class IO, 0.808%, 4/16/63(3)	7,703	448,418
Series 2021-186, Class IO, 0.736%, 5/16/63(3)	8,434	463,494
Series 2022-3, Class IO, 0.64%, 2/16/61(3)	9,140	413,957
Total U.S. Government Agency Commercial Mortgage-Backed Securities (identified cost $2,756,259)		$ 2,215,888

U.S. Government Agency Mortgage-Backed Securities — 49.4%

Security	Principal Amount (000's omitted)	Value
Federal Home Loan Mortgage Corp.:
3.988%, (COF + 1.254%), with maturity at 2034(11)	$37	$ 36,697
4.23%, (COF + 1.254%), with maturity at 2035(11)	67	65,432
4.50%, with maturity at 2035	297	290,155
5.00%, with maturity at 2052	3,728	3,573,450
5.50%, with various maturities to 2053	2,668	2,664,602
5.851%, (1 yr. CMT + 2.238%), with maturity at 2036(11)	226	232,530
5.92%, (1 yr. CMT + 2.251%), with maturity at 2038(11)	215	220,782
6.00%, with various maturities to 2053	3,770	3,841,926
6.50%, with various maturities to 2053	657	685,789
9.00%, with maturity at 2027	0(6)	27
Federal National Mortgage Association:
3.984%, (COF + 1.25%), with maturity at 2026(11)	1	1,284
3.988%, (COF + 1.254%), with various maturities to 2035(11)	132	129,302
4.001%, (COF + 1.274%), with maturity at 2033(11)	100	98,799
4.018%, (COF + 1.291%), with maturity at 2035(11)	31	30,105

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Federal National Mortgage Association: (continued)
4.028%, (COF + 1.302%), with maturity at 2033(11)	$64	$ 63,408
4.283%, (COF + 1.261%), with maturity at 2036(11)	47	46,352
4.351%, (COF + 1.332%), with maturity at 2036(11)	89	88,166
4.58%, (COF + 1.852%), with maturity at 2034(11)	65	64,411
4.606%, (COF + 1.26%), with maturity at 2036(11)	9	8,593
4.825%, (COF + 1.737%), with maturity at 2035(11)	223	221,883
4.909%, (1 Yr. MTA + 1.164%), with maturity at 2044(11)	108	107,903
4.96%, (COF + 1.80%), with maturity at 2036(11)	796	792,036
5.00%, with maturity at 2027	8	7,571
5.50%, with various maturities to 2052	3,477	3,479,090
5.887%, (1 yr. CMT + 2.10%), with maturity at 2040(11)	95	97,210
6.00%, with various maturities to 2053	6,156	6,279,049
6.50%, with various maturities to 2053	3,815	3,968,873
8.492%, with maturity at 2030	0(6)	41
8.50%, with maturity at 2037	15	15,322
Government National Mortgage Association:
3.50%, with maturity at 2050	425	379,871
4.00%, with various maturities to 2049	848	777,543
5.00%, with various maturities to 2052	7,418	7,259,159
5.125%, (1 yr. CMT + 1.50%), with various maturities to 2027(11)	11	11,118
5.50%, with maturity at 2056(12)	3,350	3,334,574
5.50%, with various maturities to 2063	29,699	29,821,058
6.00%, 30-Year, TBA(13)	20,000	20,274,629
6.00%, with various maturities to 2063	41,592	42,833,610
6.50%, with various maturities to 2066	27,836	28,951,029
7.00%, with various maturities to 2062	10,051	10,503,117
7.50%, with maturity at 2054	178	186,427
Uniform Mortgage-Backed Security:
5.00%, 30-Year, TBA(13)	17,800	17,188,126
5.50%, 30-Year, TBA(13)	21,000	20,794,921
Total U.S. Government Agency Mortgage-Backed Securities (identified cost $210,029,695)		$209,425,970

U.S. Government Guaranteed Small Business Administration Loans — 0.1%

Security	Principal Amount (000's omitted)	Value
SBA IO Trust:
Interest Only:(14)(15)
Series 2018-4, Class A, 2.564%, 2/25/44(1)	$8,822	$ 375,534
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $3,652,426)		$ 375,534

Short-Term Investments — 0.4%

Security	Principal Amount (000's omitted)	Value
U.S. Treasury Bills, 0.00%, 10/22/26(12)	$1,780	$ 1,765,459
Total Short-Term Investments (identified cost $1,765,301)		$ 1,765,459
Total Investments — 119.9% (identified cost $522,335,123)		$508,076,866
Other Assets, Less Liabilities — (19.9)%		$(84,382,389)
Net Assets — 100.0%		$423,694,477

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)
Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2026, the aggregate value of these securities is $33,039,802 or 7.8% of the Fund's net assets.

(2)	Step coupon security. Interest rate represents the rate in effect at July 31, 2026.
(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2026.
(4)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at July 31, 2026.
(5)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2026.
(6)	Principal amount is less than $500.
(7)
Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(8)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(9)	Security (or a portion thereof) has been pledged for the benefit of the counterparty for reverse repurchase agreements.
(10)	Represents a participation interest, through a participation agreement with a financial institution, in mortgage loans guaranteed by Government National Mortgage Association.
(11)
Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at
July 31, 2026.

(12)	Security (or a portion thereof) has been pledged to cover collateral requirements on open derivative contracts.
(13)
TBA (To Be Announced) securities are purchased or sold on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount, which is not expected to differ significantly from the commitment amount, and maturity date are determined upon settlement.

(14)
Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(15)	The stated interest rate represents the weighted average fixed interest rate at July 31, 2026, of all interest only securities comprising the trust.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
Interest Rate Futures
U.S. 2-Year Treasury Note	262	Long	9/30/26	$53,869,657	$(139,389)
U.S. 5-Year Treasury Note	1,481	Long	9/30/26	156,951,290	(1,042,464)
U.S. 10-Year Treasury Note	(44)	Short	9/21/26	(4,752,000)	4,780
U.S. Ultra-Long Treasury Bond	(178)	Short	9/21/26	(19,524,375)	309,526
					$(867,547)

Interest Rate Swaps (Centrally Cleared)
Notional Amount (000's omitted)		Fund Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
USD	12,480	Receives	SOFR (pays annually)	3.76% (pays annually)	4/12/55	$1,495,142	$ —	$1,495,142
Total						$1,495,142	$ —	$1,495,142

Credit Default Swaps - Sell Protection (OTC)
Reference Entity	Counterparty	Notional Amount(1) (000's omitted)	Contract Annual Fixed Rate(2)	Current Market Annual Fixed Rate(3)	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
U.S. Land Banking	Goldman Sachs Bank USA	$3,000	5.50% (pays monthly)	6.01%	10/10/29	$(30,498)	$ —	$(30,498)
U.S. Single Family Rental	Goldman Sachs International	2,436	7.85% (pays monthly)(4)	8.22	3/18/28	18,037	1,361	19,398
Total		$5,436				$(12,461)	$1,361	$(11,100)

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

(1)
If the Fund is the seller of credit protection, the notional amount is the maximum potential amount of future payments the Fund could be required to make if a credit event, as defined in the credit default swap agreement, were to occur. At July 31, 2026, such maximum potential amount for all open credit default swaps in which the Fund is the seller was $5,436,000.

(2)
The contract annual fixed rate represents the fixed rate of interest received by the Fund (as a seller of protection) or paid by the Fund (as a buyer of protection) on the notional amount of the credit default swap contract.

(3)
Current market annual fixed rates, utilized in determining the net unrealized appreciation or depreciation as of period end, serve as an indicator of the market’s perception of the current status of the payment/performance risk associated with the credit derivative. The current market annual fixed rate of a particular reference entity reflects the cost, as quoted by the pricing vendor, of selling protection against default of that entity as of period end and may include upfront payments required to be made to enter into the agreement. The higher the fixed rate, the greater the market perceived risk of a credit event involving the reference entity. A rate identified as “Defaulted” indicates a credit event has occurred for the reference entity.

(4)	Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.

Abbreviations:
CMT	– Constant Maturity Treasury
COF	– Cost of Funds 11th District
MTA	– Monthly Treasury Average
OTC	– Over-the-counter
SOFR	– Secured Overnight Financing Rate
STACR	– Structured Agency Credit Risk
TBA	– To Be Announced

Currency Abbreviations:
USD	– United States Dollar
At July 31, 2026, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.
In the normal course of pursuing its investment objective, the Fund is subject to the following risks:
Interest Rate Risk: Because the Fund holds fixed-rate bonds, the value of these bonds may decrease if interest rates rise. The Fund utilizes futures contracts and interest rate swaps and swaptions to enhance total return, to change the overall duration of the Fund and/or to hedge against fluctuations in securities prices due to changes in interest rates.
Credit Risk: The Fund enters into credit default swap contracts to manage certain investment risks and/or to enhance total return.
Reverse Repurchase Agreements
Reverse repurchase agreements outstanding as of July 31, 2026 were as follows:
Counterparty	Trade Date	Maturity Date	Interest Rate Paid (Received)	Principal Amount	Value Including Accrued Interest
MUFG Securities Americas, Inc.	7/22/26	On Demand(1)	3.90%	$9,255,936	$9,264,961
TD Securities (USA) LLC	5/29/26	On Demand(1)	3.88	19,926,250	20,057,254
Total				$29,182,186	$29,322,215

(1)	Open reverse repurchase agreement with no specific maturity date. Either party may terminate the agreement upon demand.
At July 31, 2026, the remaining contractual maturity of all open reverse repurchase agreements was overnight and continuous. At July 31, 2026, the underlying collateral for all open reverse repurchase agreements was comprised of Collateralized Mortgage Obligations having an aggregate market value of $29,603,604. The Fund also pledged cash of $690,000 to TD Securities (USA) LLC as additional collateral for its reverse repurchase obligations.
Based on the short-term nature of the borrowings under the reverse repurchase agreements, the carrying value of the payable for reverse repurchase agreements approximated its fair value at July 31, 2026. If measured at fair value, borrowings under the reverse repurchase agreements would have been considered as Level 2 in the fair value hierarchy at July 31, 2026.

Eaton Vance
Government Opportunities Fund
July 31, 2026
Portfolio of Investments (Unaudited) — continued

Affiliated Investments
Transactions in the Fund’s investment in funds that may be deemed to be affiliated for the fiscal year to date ended July 31, 2026 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$ —	$177,852,906	$(177,852,906)	$ —	$ —	$ —	$169,006	—

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
• Level 1 – quoted prices in active markets for identical investments
• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At July 31, 2026, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Asset-Backed Securities	$ —	$7,468,472	$ —	$7,468,472
Collateralized Mortgage Obligations	—	271,593,795	—	271,593,795
Government National Mortgage Association Participation Agreements	—	15,231,748	—	15,231,748
U.S. Government Agency Commercial Mortgage-Backed Securities	—	2,215,888	—	2,215,888
U.S. Government Agency Mortgage-Backed Securities	—	209,425,970	—	209,425,970
U.S. Government Guaranteed Small Business Administration Loans	—	375,534	—	375,534
Short-Term Investments	—	1,765,459	—	1,765,459
Total Investments	$—	$508,076,866	$—	$508,076,866
Futures Contracts	$314,306	$ —	$ —	$314,306
Swap Contracts	—	1,513,179	—	1,513,179
Total	$314,306	$509,590,045	$—	$509,904,351
Liability Description
Futures Contracts	$(1,181,853)	$ —	$ —	$(1,181,853)
Swap Contracts	—	(30,498)	—	(30,498)
Total	$(1,181,853)	$(30,498)	$ —	$(1,212,351)
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.